Note 6 - Stockholders' Equity (Details) - Stock Option Activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2010
Stock Option Activity [Abstract]
Outstanding	1,069,141		928,242
Outstanding (in Dollars per share)	$ 4.50		$ 5.43
Outstanding		6 years 73 days
Outstanding (in Dollars)	$ 0
Exercisable at December 31, 2012	679,036	698,995
Exercisable at December 31, 2012 (in Dollars per share)	$ 6.14	$ 6.38
Exercisable at December 31, 2012		4 years 219 days
Exercisable at December 31, 2012 (in Dollars)		0
Granted		238,500
Granted (in Dollars per share)		$ 0.70
Exercised		0
Exercised (in Dollars per share)		$ 0
Forfeited or expired	78,429	(97,601)
Forfeited or expired (in Dollars per share)	$ 4.86	$ 4.02
Outstanding	990,712	1,069,141	928,242
Outstanding (in Dollars per share)	$ 4.47	$ 4.50	$ 5.43
Outstanding		6 years 73 days
Outstanding (in Dollars)		$ 0